PROPERTY AND EQUIPMENT, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,164,725	$ 182,771	¥ 908,387	¥ 696,528
Property, computer and network equipment and optical fiber
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 274,052	$ 43,005	¥ 255,458	¥ 216,664